UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 8/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

		Market			Market
Shares		Value	Shares		Value
COMMON STOCKS- 95.98%
Aerospace / Defense - 3.71%			Data Processing - 1.41%
24,000	Lockheed Martin Corp.	$ 1,982,400	30,000	Automatic Data Procssing	$ 1,416,000
33,000	Rockwell Collins, Inc.	1,730,190
		3,712,590	Diversified Financial Services - 4.69%
Apparel - 0.55%			40,000	American Express Co.	2,101,600
6,800	Nike, Inc. - Cl. B	549,168	17,500	Goldman Sachs Group, Inc.	2,601,375
					4,702,975
Banks - 8.49%			E-Commerce - 0.67%
44,000	Bank of America Corp.	2,264,680	24,000	eBay, Inc.*	668,640
56,000	Bank of New York, Inc.	1,890,000
34,500	Citigroup, Inc.	1,702,575	Electric Utilities - 1.55%
30,000	Wachovia Corp.	1,638,900	10,000	Dominion Resources, Inc.	798,900
29,000	Wells Fargo & Co.	1,007,750	22,000	Southern Co.	753,940
		8,503,905			1,552,840
Beverages - 2.07%			Food - 2.34%
31,800	Pepsico, Inc.	2,075,904	36,300	General Mills, Inc.	1,968,549
			7,000	Hershey Foods Corp.	377,720
Chemicals - 1.22%					2,346,269
27,500	Ecolab, Inc.	1,225,950	Hotels - 1.20%
			32,000	Marriott International, Inc. -
Coal - 0.75%				Cl. A	1,205,120
23,000	Arch Coal, Inc.	753,250
			Industrial Gases - 1.38%
Computer/Network Products - 6.89%			24,000	Praxair, Inc.	1,377,840
30,000	Apple Computer, Inc.*	2,035,500
84,000	Cisco Systems, Inc.*	1,847,160	Insurance - 2.44%
45,000	Hewlett Packard, Co.	1,645,200	28,500	Hartford Financial Services
17,000	International Business			Group, Inc.	2,447,010
	Machines Corp.	1,376,490
		6,904,350	Investment Services - 4.66%
Conglomerates - 7.83%			27,500	Merrill Lynch & Co., Inc.	2,022,075
60,000	General Electric Co.	2,043,600	60,000	T. Rowe Price Group, Inc.	2,643,600
50,000	Ingersoll-Rand Co. - Cl. A	1,901,000			4,665,675
40,000	ITT Industries, Inc.	1,958,000	Medical-Drugs - 9.72%
31,000	United Technologies Corp.	1,944,010	40,000	Abbott Laboratories	1,948,000
		7,846,610	18,000	Amgen, Inc.*	1,222,740
Consulting - 1.30%			32,000	Eli Lilly and Co.	1,789,760
44,000	Accenture Ltd.	1,305,040	26,000	Johnson & Johnson	1,681,160
			25,000	Novartis AG ADR	1,428,000
Consumer Products - 2.95%			48,000	Teva Pharmaceutical
22,000	Colgate-Palmolive Co.	1,316,920		Industries Ltd. - ADR	1,668,480
26,500	Procter & Gamble Co.	1,640,350			9,738,140
		2,957,270

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2006 (Unaudited)

		Market			Market
Shares		Value	Shares		Value
Medical Equipment & Supplies - 2.11%			Semiconductors - 1.10%
18,000	Baxter International, Inc.	$ 798,840	56,500	Intel Corp.	$ 1,104,010
28,000	Medtronic, Inc.	1,313,200
		2,112,040	Software & Programming - 2.33%
Medical - HMO - 1.70%			15,000	Electronic Arts, Inc.*	764,550
22,000	Wellpoint, Inc.*	1,703,020	61,000	Microsoft Corp.	1,567,090
					2,331,640
Motorcycles - 1.10%			Telecommunications - 3.30%
18,800	Harley-Davidson, Inc.	1,099,988	14,500	Alltel Corp.	786,045
			70,000	Nokia Corp.- ADR	1,461,600
Multimedia - 1.48%			28,000	QUALCOMM, Inc.	1,054,760
19,000	The McGraw-Hill				3,302,405
	Companies, Inc.	1,062,290	Transportation - 0.67%
14,000	The Walt Disney Co.	415,100	10,000	Burlington Northern
		1,477,390		Santa Fe	669,500
Oil & Gas Producers - 3.06%
13,000	ChevronTexaco Corp.	837,200	Water - 0.41%
13,500	Exxon Mobil Corp.	913,545	17,333	Aqua America, Inc.	410,618
23,000	Valero Energy Corp.	1,320,200
		3,070,945	TOTAL COMMON STOCKS
Oil & Gas Services - 5.45%			(Cost $82,460,315)		96,156,917
11,000	Apache Corp.	718,080
50,000	BJ Services Co.	1,715,500	MONEY MARKET FUNDS - 3.90%
26,000	Baker Hughes, Inc.	1,850,680	3,906,367	BlackRock Provident
18,000	Noble Corp.	1,177,020		Institutional Temp Fund,
		5,461,280		5.21%	3,906,367

Retail - 7.45%			TOTAL MONEY MARKET FUNDS
17,000	Costco Wholesale Corp.	795,430	(Cost $3,906,367)		3,906,367
38,000	Lowe's Companies, Inc.	1,028,280
30,000	McDonalds Corp.	1,077,000	TOTAL INVESTMENTS
67,500	Staples, Inc.	1,522,800	(Cost $86,366,682)	99.88%	100,063,284
28,500	Target Corp.	1,379,115	Other assets
33,500	Walgreen Co.	1,656,910	less liabilities	0.12%	119,072
		7,459,535
			TOTAL NET ASSETS	100.00%	$ 100,182,356
			* Non-income producing security
			ADR - American Depositary Receipt

At February 28, 2006, net unrealized appreciation on investment securities, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 15,540,527
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,843,925)
Net unrealized appreciation					$ 13,696,602

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

CORPORATE BONDS - 53.91%			Diversified Financial Services - 9.20%
Aerospace/Defense - 0.29%			$ 500,000	American General Finance,
$ 200,000	McDonnell Douglas Corp.,			4.00%, due 3/15/11	$ 470,345
	6.875%, due 11/1/06	$ 200,324		CIT Group, Inc.,
			1,000,000	4.125%, due 11/3/09	965,268
Banks - 8.37%			1,000,000	5.20%, due 11/3/10	991,363
1,000,000	Bank of America Corp.,		300,000	Ford Motor Credit Corp.,
	4.375%, due 12/1/10	966,877		4.15%, due 6/20/07	288,939
800,000	Chase Manhattan Corp.,		1,000,000	General Electric Capital
	6.00%, due 2/15/09	811,765		Corp.,
1,000,000	Citigroup, Inc.,			4.25%, due 6/15/12	947,446
	5.125%, due 2/14/11	995,473		Household Finance Corp.,
2,500,000	Fifth Third Bank,		500,000	7.875%, due 3/1/07	505,777
	4.20%, due 2/23/10	2,417,847	1,200,000	6.375%, due 10/15/11	1,248,653
275,000	J.P. Morgan Chase & Co.,		1,000,000	International Lease Finance
	6.50%, due 1/15/09	281,501		Corp.,
350,000	Nationsbank Corp.,			5.45%, due 3/24/11	1,000,934
	6.60%, due 5/15/10	364,742			6,418,725
		5,838,205	Electric Utilities - 4.00%
Beverages - 0.36%			1,000,000	Alabama Power Co.,
250,000	Pepsico, Inc.,			5.20%, due 1/15/16	979,569
	5.70%, due 11/1/08	252,278	500,000	DTE Energy Co.
				6.65%, due 4/15/09	513,660
Chemicals - 0.69%			500,000	Jersey Central Power & Light
500,000	Du Pont (EI) de			6.85%, due 11/27/06	501,443
	Nemours & Co.,		500,000	National Rural Utilities,
	4.125%, due 4/30/10	481,559		6.20%, due 2/1/08	506,252
			300,000	Virginia Electric & Power,
Computers - 1.44%				4.50%, due 12/15/10	288,652
1,000,000	International Business				2,789,576
	Machines Corp.,		Foods - 3.17%
	5.375%, due 2/1/09	1,005,212	250,000	General Mills, Inc.,
				2.625%, due 10/24/06	249,047
Cosmetics - 2.83%			1,000,000	Heinz (H.J.) Co.
2,000,000	Avon Products, Inc.,			6.00%, due 3/15/08	1,006,286
	5.125%, due 1/15/11	1,975,706	950,000	Hershey Foods Corp.
				5.45%, due 9/1/16	953,609
					2,208,942

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2006 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Insurance - 0.14%			Recreational Activities - 0.72%
$ 100,000	John Hancock Life Insurance,		$ 500,000	Carnival Corp.,
	3.35%, due 11/15/07	$ 97,412		6.15%, due 4/15/08	$ 504,614

Investment Services - 13.32%			Software - 0.72%
	Bear Stearns Co., Inc.,		500,000	Dun & Bradstreet Corp.,
500,000	7.80%, due 8/15/07	511,550		5.50%, due 3/15/11	501,379
300,000	3.90%, due 11/15/08	287,674
300,000	4.50%, due 10/28/10	290,841	Telecommunications - 7.23%
	Goldman Sachs Group, Inc.,		565,000	Ameritech Capital
300,000	6.65%, due 5/15/09	310,682		Funding Corp.,
1,000,000	6.60%, due 1/15/12	1,048,890		6.15%, due 1/15/08	568,207
500,000	5.125%, due 1/15/15	483,595	500,000	Bellsouth Corp.,
	Lehman Brothers Holdings, Inc.,			4.20%, due 9/15/09	483,346
1,000,000	5.75%, due 5/17/13	1,011,068		Cisco Systems, Inc.,
	Merrill Lynch & Co., Inc.,		500,000	5.25%, due 2/22/11	499,988
166,000	6.25%, due 10/15/08	169,046	500,000	5.50%, due 2/22/16	497,802
300,000	6.00%, due 2/17/09	304,704	500,000	GTE Northwest, Inc.,
2,000,000	5.00%, due 1/15/15	1,928,382		5.55%, due 10/15/08	498,996
	Morgan Stanley,		500,000	GTE South, Inc.,
1,000,000	6.60%, due 4/1/12	1,054,786		6.00%, due 2/15/08	502,376
2,000,000	4.75%, due 4/1/14	1,890,018	1,000,000	SBC Communications, Inc.,
		9,291,236		5.30%, due 11/15/10	992,039
Multimedia - 1.43%			1,000,000	Verizon NJ, Inc.
1,000,000	Gannet Co., Inc.,			5.875%, due 1/17/12	1,001,372
	5.50%, due 4/1/07	997,689			5,044,126

			TOTAL CORPORATE BONDS
			(Cost $38,018,844)		37,606,983

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2006 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value
U.S. GOVERNMENT & AGENCY			Mortgage Backed Securities - 0.15%
OBLIGATIONS - 36.49%				Federal Home Loan Bank,
Government Agencies - 36.34%			$ 78,824	5.00%, due 8/1/07	$ 78,228
$1,500,000	Federal Farm Credit Bank,		12,473	6.50%, due 11/1/08	12,524
	4.30%, due 6/9/09	$ 1,469,061	12,539	Federal National Mortgage
	Federal Home Loan Bank,			Association,
1,000,000	5.15%, due 11/29/06	999,301		6.50%, due 11/1/08	12,568
2,000,000	5.32%, due 5/25/07	1,998,558	3,929	Government National
2,000,000	5.00%, due 12/28/07	1,992,406		Mortgage Association,
2,000,000	4.375%, due 5/16/08	1,974,898		11.00%, due 11/15/15	4,346
550,000	5.315%, due 12/23/08	553,681			107,666
2,000,000	5.10%, due 12/29/08	1,986,366	TOTAL U.S. GOVERNMENT &
500,000	4.125%, due 8/13/10	483,458	AGENCY OBLIGATIONS
2,000,000	6.00%, due 6/29/11	2,000,446	(Cost $25,650,746)		25,456,665
2,000,000	5.25%, due 7/28/15	1,952,366
2,000,000	Federal Home Loan		MONEY MARKET FUNDS - 8.84%
	Mortgage Corp.,		6,162,594	BlackRock Provident
	4.375%, due 7/30/09	1,964,386		Institutional Temp Fund,
	Federal National Mortgage			5.21%	6,162,594
	Association,
1,000,000	5.50%, due 7/9/07	1,000,074	TOTAL MONEY MARKET FUNDS
1,000,000	4.02%, due 4/20/09	975,086	(Cost $6,162,594)		6,162,594
2,000,000	6.00%, due 11/24/10	2,000,070
2,000,000	6.00%, due 9/28/12	1,997,452	TOTAL INVESTMENTS
2,000,000	6.25%, due 5/22/13	2,001,390	(Cost $69,832,184)	99.24%	69,226,242
		25,348,999	Other assets
			less liabilities	0.76%	533,033

			TOTAL NET ASSETS	100.00%	$ 69,759,275

At February 28, 2006, net unrealized depreciation on investment securities, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 202,692
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(808,634)
Net unrealized depreciation					$ (605,942)

Security Valuation - Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at its last bid price.  Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the Trust's "Portfolio Securities Valuation Procedures (the "Procedures").  Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security's fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By /s/ Andrew Rogers

     Andrew Rogers, President

Date 10/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Andrew Rogers

     Andrew Rogers, President

Date 10/30/2006

By /s/ Jim Colantino

     Jim Colantino, Treasurer

Date10/25/2006